Pension And Other Employee Benefit Plans (Schedule Of Weighted-Average Assumptions Used To Determine Net Periodic Pension Cost And Benefit Obligation) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Discount rate	3.30%	4.30%
Expected return on plan assets	4.30%	5.50%
Rate of compensation increase	3.40%	3.40%